Accounts Receivable, Net	12 Months Ended
Dec. 31, 2020
Accounts Receivable, after Allowance for Credit Loss [Abstract]
Accounts Receivable, Net

NOTE 5: ACCOUNTS RECEIVABLE, NET

Accounts receivable consisted of the following:

	December 31, 2020	December 31, 2019
Accounts receivable	$8,151	$34,235
Less: Provision for doubtful accounts	—	—
Accounts receivable, net	$8,151	$34,235

Financial instruments that potentially subject Navios Acquisition to concentrations of credit risk are accounts receivable. Navios Acquisition does not believe its exposure to credit risk is likely to have a material adverse effect on its financial position, results of operations or cash flows.

For the year ended December 31, 2020, Navios Acquisition’s customers representing 10% or more of total revenue were Navig8 Chemicals Shipping and Trading Co (“Navig8”), China ZhenHua Oil Co., Ltd and China Shipping Development (Hong Kong) which accounted for 25.5%, 11.4%, and 10.7%, respectively, of Navios Acquisition’s revenue. For the year ended December 31, 2019, Navios Acquisition’s customers representing 10% or more of total revenue were Navig8 and COSCO Dalian which accounted for 34.6% and 10.0%, respectively. For the year ended December 31, 2018, Navios Acquisition’s customers representing 10% or more of total revenue were Navig8 and Mansel LTD (“Mansel”) which accounted for 39.2% and 12.1%, respectively.

No other customers accounted for 10% or more of total revenue for any of the years presented.